Commitments	12 Months Ended
Jun. 30, 2024
Commitments [Abstract]
Commitments

Note 34. Commitments

(i)
Contracted and committed Research projects and license commitments

The Group has entered into research and development contracts and intellectual property license agreements with various third parties in respect of services for the Phase 3 wet AMD clinical trial and the clinical grade manufacture of sozinibercept. Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	2024	2023	2022
	US$	US$	US$
Within one year	27,383,742	12,632,801	39,947,900
After one year but not more than five years	3,504,753	12,302,260	8,007,202
After more than five years	15,000	30,000	45,000
	30,903,495	24,965,061	48,000,102

Currently, the biggest research contract has a 60 day termination clause and all commitments have been limited to a six month commitment.

(ii)
Commercial commitments

	2024	2023	2022
	US$	US$	US$
Within one year	63,421	47,415	507,874
After one year but not more than five years	—	—	—
After more than five years	—	—	—
	63,421	47,415	507,874

Currently, the biggest contract has a 60 day termination clause and all commitments have been limited to a twelve month commitment.